The Cushing® NextGen Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

	Shares	Fair Value
Common Stock - 76.1%
Communication Services - 0.9%
Infrastrutture Wireless Italiane SpA(1)	26,000	$241,953

Diversified Renewable Generation - 4.0%
Renew Energy Global plc(1)(2)	158,688	1,075,905

Electric Vehicle Charging - 1.9%
Chargepoint Holdings, Inc.(2)	20,000	325,400
Tritium DCFC Ltd.(1)(2)	25,000	173,500
		498,900
Energy Metering & Management - 1.3%
Ameresco, Inc.(2)	5,205	358,364

Engineering & Construction - 1.5%
Eiffage(1)	4,500	397,329

Engineering Metering & Management - 3.2%
Fluence Enercy, Inc.(2)	27,107	540,785
STEM, Inc.(2)	20,000	314,400
		855,185
Fuel Cell Generation - 0.5%
Bloom Energy Corporation(2)	4,923	125,093

Gas PowerGen Utility - 0.7%
AES Corporation	7,217	183,673

Hydrogen Equipment - 1.4%
Nel ASA(1)(2)	260,473	385,421

Industrials - 4.9%
Plug Power, Inc.(2)	47,146	1,321,974

Large Cap Diversified C Corps - 6.4%
Cheniere Energy, Inc.	8,796	1,408,943
Oneok, Inc.	5,000	306,150
		1,715,093
LNG Midstream - 5.7%
Nextdecade Corporation(2)	17,000	125,290
Targa Resources Corporation	20,721	1,413,794
		1,539,084
Machinery - 2.5%
Chart Industries, Inc.(2)	3,421	663,195

Marine & Ports - 0.9%
Hamburger Hafen(1)	20,000	244,807

Natural Gas Gatherers & Processors - 0.8%
Tellurian, Inc.(2)	56,660	226,640

Natural Gas Transportation & Storage - 4.0%
Equitrans Midstream Corporation	115,182	1,067,737

Renewable Distribution - 1.0%
Iberdola S.A.(1)	25,375	264,825

Solar Developer - 3.2%
Azure Power Global Ltd.(1)(2)	65,133	233,827
Sunnova Energy International, Inc.(2)	24,226	610,980
		844,807
Solar Energy Equipment - 13.6%
Array Technologies, Inc.(2)	14,000	292,600
Enphase Energy, Inc.(2)	3,358	961,866
SolarEdge Technologies, Inc.(2)	4,713	1,300,647
Shoals Technologies Group, Inc. (2)	12,706	335,057
Sunrun, Inc.(2)	22,549	744,793
		3,634,963
Solar Equipment - 3.9%
FTC Solar Inc.(2)	103,923	430,241
Maxeon Solar Technologies Ltd.(1)(2)	15,048	298,703
SMA Solar Technology AG(1)(2)	6,500	328,570
		1,057,514
Solar Generation - 2.1%
Scatec ASA(1)	12,532	127,743
Solaria Energia y Medio Ambiente, S.A.(1)(2)	20,000	425,699
		553,442
Tollroads - 1.2%
Atlantia SpA(1)	14,070	322,810

Towers - 4.4%
Cellnex Telecom S.A.(1)	17,500	681,836
SBA Communications Corporation	1,500	487,875
		1,169,711
Wind Energy Equipment - 1.6%
Vestas Wind System(1)	17,500	440,813

Wind Generation - 3.3%
Orsted A/S(1)(3)	8,869	871,111

YieldCo - 1.2%
Atlantica Sustainable Infrastructure plc(1)	9,774	326,647

Total Common Stock (Cost $18,689,866)		$20,386,996

Master Limited Partnerships and Related Companies - 16.4%	Units
Large Cap Diversified C Corps - 1.8%
Plains All American Pipeline, L.P.	41,802	$491,173

Large Cap MLP - 8.4%
Energy Transfer, L.P.	116,798	1,367,705
MPLX, L.P.	27,314	890,983
		2,258,688
Natural Gas Gathering & Processing - 3.5%
Crestwood Energy Partners, L.P.	10,543	281,076
Western Midstream Partners, L.P.	23,344	656,200
		937,276
Natural Gas Transportation & Storage - 1.1%
Cheniere Energy Partners, L.P.	6,000	306,840

YieldCo - 1.6%
NextEra Energy Partners, L.P.	5,064	415,704

Total Master Limited Partnerships (Cost $3,148,223)		$4,409,681

	Shares
Real Estate Investment Trusts - 8.2%
Data Centers - 3.7%
Digital Reality Trust, Inc.	3,323	$410,822
Keppel DC (1)	419,558	582,448
		993,270
Towers - 4.5%
American Tower Corporation	3,756	954,212
Crown Castle International Corporation	1,417	242,066
		1,196,278
Total Real Estate Investment Trusts (Cost $2,374,157)		$2,189,548

Total Investments - 100.7% (Cost $24,212,246)		$26,986,225
Other Liabilities in Excess of Assets - (0.7)%		(188,031)
Total Net Assets Applicable to Unitholders - 100.0%		$26,798,194

Percentages are stated as a percent of net assets.
(1)	Foreign issued security. Foreign concentration is as follows: United Kingdom 5.23%, Spain 5.12%, and Denmark 4.90%.
(2)	No distribution or dividend was made during the period ended August 31, 2022. As such, it is classified as a non-income producing security as of August 31, 2022.
(3)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of August 31, 2022, the value of these investments was $871,111 or 3.25% of total net assets.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$20,386,996	$20,386,996	$-	$-
Master Limited Partnerships and Related Companies (a)	4,409,681	4,409,681	-	-
Real Estate Investment Trusts (a)	2,189,548	2,189,548	-	-
Total Assets	$26,986,225	$26,986,225	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2022.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2022.